Simple IRA Plan (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Simple IRA Plan [Line Items]
Defined Contribution Plan, Number of Employees Covered	100
August 2000 [Member]
Simple IRA Plan [Line Items]
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	6.00%
Defined Contribution Plan, Maximum Annual Contribution By Employee, Amount	$ 12,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees Gross Pay	3.00%
Defined Contribution Plan, Employer Matching Contribution, Amount	9,100	9,000
Defined Contribution Plan, Employer Matching Contribution, Maximum Amount	$ 12,000